Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
The table below presents named executive officer compensation and company performance information as required by applicable Securities and Exchange Commission rules.

Year	Summary Compensation Table Total for PEO(1) (Bisignano)	Compensation Actually Paid to PEO(1)(2)(3) (Bisignano)	Summary Compensation Table Total for PEO(1) (Yabuki)	Compensation Actually Paid to PEO(1)(2) (Yabuki)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on(4)		Net Income Attributable to Fiserv (MM)	Adjusted Revenue for Incentive Compensation (MM)(5)
							Total Shareholder Return (“TSR”)	Peer Group TSR
2024	$ 23,774,483	$ 70,732,230	—	—	$ 6,100,529	$ 16,739,889	$ 178	$ 174	$ 3,131	$ 19,123
2023	27,943,757	59,853,233	—	—	7,602,539	11,007,287	115	133	3,068	18,039
2022	17,822,560	21,329,135	—	—	5,038,732	5,802,524	87	119	2,530	16,732
2021	20,385,208	10,747,601	—	—	7,859,651	6,677,144	90	133	1,334	15,354
2020	12,193,925	2,858,361	$ 28,846,153	$ 19,687,211	4,191,368	1,232,786	98	98	958	13,902

(1)	Mr. Yabuki served as PEO for the first half of 2020 and Mr. Bisignano served as PEO for the second half of 2020 and for all of 2021, 2022, 2023 and 2024.
(2)
Amounts shown for compensation actually paid are computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation realized by the NEOs during the applicable year. Compensation actually paid reflects exclusions and inclusions from the Summary Compensation Table total as set forth in the tables below.

(3)
The non-PEO NEOs reflected in these columns represent the following individuals for each of the years shown. In 2020, these individuals were Messrs. Chiarello, Hau, McGranahan and Vielehr. In 2021, 2022 and 2023, these individuals were Messrs. Chiarello, Hau and Rosman, and Ms. Kereere. In 2024, these individuals were Messrs. Chiarello, Gibbons, Hau and Rosman.

(4)
Assumes $100 invested in our common shares on December 31, 2019. The peer group used by the company is the S&P 500 Financials Index (the “Peer Index”), which is the same index used in the company’s performance graph reported in Part II, Item 5 of its Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

(5)
We determined adjusted revenue for incentive compensation to be the most important financial measure used to link company performance to compensation actually paid for 2024. We selected adjusted revenue for incentive compensation because we believe that the long-term value of our enterprise depends on our ability to generate revenue excluding the impact of postage reimbursements and acquired revenue. A discussion of how adjusted revenue for incentive compensation is calculated from GAAP revenue is provided in Appendix A to this proxy statement.

Calculation of Principal Executive Officer Compensation Actually Paid

	Mr. Bisignano
	2024	2023	2022	2021	2020
Summary Compensation Table Total(1)	$23,774,483	$ 27,943,757	$ 17,822,560	$20,385,208	$ 12,193,925
Deduct amount reported for stock and option awards in the Summary Compensation Table(2)	(22,016,635)	(23,252,867)	(16,210,972)	(16,120,519)	(11,200,076)
Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year(3)	35,755,964	36,387,241	20,127,968	18,853,852	11,466,300
Change in fair value as of the vesting date (from the prior year end) for vested awards granted in any prior year(3)	3,122,660	2,997,666	1,203,552	(1,182,658)	(5,063,077)
Change in fair value as of fiscal year end (from the prior year end) for unvested and outstanding awards granted in any prior year(3)	30,095,757	15,777,434	(1,613,973)	(11,188,283)	(4,538,711)
Compensation Actually Paid	$70,732,230	$59,853,233	$21,329,135	$10,747,601	$2,858,361

(1)	Reflects the total compensation reported in the Summary Compensation Table for each year shown.
(2)
Reflects the grant date fair value of the awards granted in the respective years under the Incentive Plan. Information about the assumptions that we used to determine the fair value of equity awards is set forth in our Annual Report on Form 10-K in Note 16 to our Consolidated Financial Statements for the year ended December 31, 2024.
(3)	The valuation assumptions used to calculate the fair values did not differ materially from those disclosed at the time of grant.
Calculation of Average Non-Principal Executive Officer Compensation Actually Paid

	2024	2023	2022	2021	2020
Average Summary Compensation Table Total(1)	$6,100,529	$7,602,539	$5,038,732	$7,859,651	$4,191,368
Deduct average amount reported for stock and option awards in the Summary Compensation Table(2)	(5,278,459)	(5,991,705)	(4,242,754)	(4,796,487)	(3,575,048)
Add year-end average fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year(3)	8,378,840	6,975,641	5,267,468	5,040,055	3,691,336
Average change in fair value as of the vesting date (from the prior year end) for vested awards granted in any prior year(3)	844,743	496,504	(120,416)	(85,895)	(1,684,428)
Average change in fair value as of fiscal year end (from the prior year end) for unvested and outstanding awards granted in any prior year(3)	6,694,236	3,005,043	(140,508)	(1,340,180)	(1,390,441)
Fair value as of prior year end of stock and option awards (from the prior year end) that failed to meet applicable vesting conditions during the fiscal year(3)		(1,080,735)
Average Compensation Actually Paid	$16,739,889	$ 11,007,287	$ 5,802,524	$ 6,677,144	$ 1,232,786

(1)	Reflects the average of the total compensation reported in the Summary Compensation Table for the non-PEO NEOs in each year shown.
(2)
Reflects the grant date fair value of awards granted in the respective years under the Incentive Plan. All equity amounts in the table are the average of the non-PEO NEO totals. Information about the assumptions that we used to determine the fair value of equity awards is set forth in our Annual Report on Form 10-K in Note 16 to our Consolidated Financial Statements for the year ended December 31, 2024.
(3)	The valuation assumptions used to calculate the fair values of awards did not differ materially from those disclosed at the time of grant.

Company Selected Measure Name			adjusted revenue for incentive compensation
Named Executive Officers, Footnote
(1)	Mr. Yabuki served as PEO for the first half of 2020 and Mr. Bisignano served as PEO for the second half of 2020 and for all of 2021, 2022, 2023 and 2024.
(3)
The non-PEO NEOs reflected in these columns represent the following individuals for each of the years shown. In 2020, these individuals were Messrs. Chiarello, Hau, McGranahan and Vielehr. In 2021, 2022 and 2023, these individuals were Messrs. Chiarello, Hau and Rosman, and Ms. Kereere. In 2024, these individuals were Messrs. Chiarello, Gibbons, Hau and Rosman.

Peer Group Issuers, Footnote
(4)
Assumes $100 invested in our common shares on December 31, 2019. The peer group used by the company is the S&P 500 Financials Index (the “Peer Index”), which is the same index used in the company’s performance graph reported in Part II, Item 5 of its Annual Report on Form 10-K for the fiscal year ended December 31, 2024.

Adjustment To PEO Compensation, Footnote
(2)
Amounts shown for compensation actually paid are computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation realized by the NEOs during the applicable year. Compensation actually paid reflects exclusions and inclusions from the Summary Compensation Table total as set forth in the tables below.

Calculation of Principal Executive Officer Compensation Actually Paid

	Mr. Bisignano
	2024	2023	2022	2021	2020
Summary Compensation Table Total(1)	$23,774,483	$ 27,943,757	$ 17,822,560	$20,385,208	$ 12,193,925
Deduct amount reported for stock and option awards in the Summary Compensation Table(2)	(22,016,635)	(23,252,867)	(16,210,972)	(16,120,519)	(11,200,076)
Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year(3)	35,755,964	36,387,241	20,127,968	18,853,852	11,466,300
Change in fair value as of the vesting date (from the prior year end) for vested awards granted in any prior year(3)	3,122,660	2,997,666	1,203,552	(1,182,658)	(5,063,077)
Change in fair value as of fiscal year end (from the prior year end) for unvested and outstanding awards granted in any prior year(3)	30,095,757	15,777,434	(1,613,973)	(11,188,283)	(4,538,711)
Compensation Actually Paid	$70,732,230	$59,853,233	$21,329,135	$10,747,601	$2,858,361

(1)	Reflects the total compensation reported in the Summary Compensation Table for each year shown.
(2)
Reflects the grant date fair value of the awards granted in the respective years under the Incentive Plan. Information about the assumptions that we used to determine the fair value of equity awards is set forth in our Annual Report on Form 10-K in Note 16 to our Consolidated Financial Statements for the year ended December 31, 2024.
(3)	The valuation assumptions used to calculate the fair values did not differ materially from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount			$ 6,100,529	$ 7,602,539	$ 5,038,732	$ 7,859,651	$ 4,191,368
Non-PEO NEO Average Compensation Actually Paid Amount			$ 16,739,889	11,007,287	5,802,524	6,677,144	1,232,786
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts shown for compensation actually paid are computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation realized by the NEOs during the applicable year. Compensation actually paid reflects exclusions and inclusions from the Summary Compensation Table total as set forth in the tables below.

Calculation of Average Non-Principal Executive Officer Compensation Actually Paid

	2024	2023	2022	2021	2020
Average Summary Compensation Table Total(1)	$6,100,529	$7,602,539	$5,038,732	$7,859,651	$4,191,368
Deduct average amount reported for stock and option awards in the Summary Compensation Table(2)	(5,278,459)	(5,991,705)	(4,242,754)	(4,796,487)	(3,575,048)
Add year-end average fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year(3)	8,378,840	6,975,641	5,267,468	5,040,055	3,691,336
Average change in fair value as of the vesting date (from the prior year end) for vested awards granted in any prior year(3)	844,743	496,504	(120,416)	(85,895)	(1,684,428)
Average change in fair value as of fiscal year end (from the prior year end) for unvested and outstanding awards granted in any prior year(3)	6,694,236	3,005,043	(140,508)	(1,340,180)	(1,390,441)
Fair value as of prior year end of stock and option awards (from the prior year end) that failed to meet applicable vesting conditions during the fiscal year(3)		(1,080,735)
Average Compensation Actually Paid	$16,739,889	$ 11,007,287	$ 5,802,524	$ 6,677,144	$ 1,232,786

(1)	Reflects the average of the total compensation reported in the Summary Compensation Table for the non-PEO NEOs in each year shown.
(2)
Reflects the grant date fair value of awards granted in the respective years under the Incentive Plan. All equity amounts in the table are the average of the non-PEO NEO totals. Information about the assumptions that we used to determine the fair value of equity awards is set forth in our Annual Report on Form 10-K in Note 16 to our Consolidated Financial Statements for the year ended December 31, 2024.
(3)	The valuation assumptions used to calculate the fair values of awards did not differ materially from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
•
Cumulative total shareholder return for the company increased 78% compared to cumulative total shareholder return for the Peer Index at 74%, while PEO and other NEO compensation actually paid varied due primarily to executive officer succession, increased use of equity as a component of total compensation and changes in the value of our stock.

Compensation Actually Paid vs. Net Income
•
Net income attributable to the company increased an average of 38% each year, growing from $958 million in 2020 to over $3.1 billion in 2024, while PEO and other NEO compensation actually paid varied due primarily to executive officer succession, increased use of equity as a component of total compensation and changes in the value of our stock.

Compensation Actually Paid vs. Company Selected Measure
•
Adjusted revenue for incentive compensation grew 37% over the five-year period and grew an average of 8% each year, while PEO and other NEO compensation actually paid varied due primarily to executive officer succession, increased use of equity as a component of total compensation and changes in the value of our stock.

Total Shareholder Return Vs Peer Group
•
Cumulative total shareholder return for the company increased 78% compared to cumulative total shareholder return for the Peer Index at 74%, while PEO and other NEO compensation actually paid varied due primarily to executive officer succession, increased use of equity as a component of total compensation and changes in the value of our stock.

Tabular List, Table
Determining Compensation Actually Paid; Most Important Performance Measures
The most important metrics that we used to determine compensation actually paid for 2024 were:
•	Adjusted Revenue for Incentive Compensation
•	Organic Revenue Growth
•	Adjusted Operating Income
•	Adjusted Earnings Per Share
•	Relative Total Shareholder Return

Total Shareholder Return Amount			$ 178	115	87	90	98
Peer Group Total Shareholder Return Amount			174	133	119	133	98
Net Income (Loss)			$ 3,131,000,000	$ 3,068,000,000	$ 2,530,000,000	$ 1,334,000,000	$ 958,000,000
Company Selected Measure Amount			19,123,000,000	18,039,000,000	16,732,000,000	15,354,000,000	13,902,000,000
PEO Name	Mr. Bisignano	Mr. Yabuki	Mr. Bisignano	Mr. Bisignano	Mr. Bisignano	Mr. Bisignano
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Revenue for Incentive Compensation
Measure:: 2
Pay vs Performance Disclosure
Name			Organic Revenue Growth
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name			Adjusted Earnings Per Share
Measure:: 5
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Mr. Bisignano [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 23,774,483	$ 27,943,757	$ 17,822,560	$ 20,385,208	$ 12,193,925
PEO Actually Paid Compensation Amount			70,732,230	59,853,233	21,329,135	10,747,601	2,858,361
Mr. Yabuki [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	0	0	28,846,153
PEO Actually Paid Compensation Amount			0	0	0	0	19,687,211
PEO | Mr. Bisignano [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(22,016,635)	(23,252,867)	(16,210,972)	(16,120,519)	(11,200,076)
PEO | Mr. Bisignano [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			35,755,964	36,387,241	20,127,968	18,853,852	11,466,300
PEO | Mr. Bisignano [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			30,095,757	15,777,434	(1,613,973)	(11,188,283)	(4,538,711)
PEO | Mr. Bisignano [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,122,660	2,997,666	1,203,552	(1,182,658)	(5,063,077)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,278,459)	(5,991,705)	(4,242,754)	(4,796,487)	(3,575,048)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,378,840	6,975,641	5,267,468	5,040,055	3,691,336
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			6,694,236	3,005,043	(140,508)	(1,340,180)	(1,390,441)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 844,743	496,504	$ (120,416)	$ (85,895)	$ (1,684,428)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (1,080,735)